Income Taxes (Tables)	4 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of income tax provision (benefit)
The income tax provision (benefit) consists of the following for the period from September 14, 2020 (inception) through December 31, 2020:

Current
Federal	$—
State	—
Deferred
Federal	(3,405,066)
State	—
Valuation allowance	3,405,066

Income tax provision	$—

Summary of net deferred tax assets

The Company’s net deferred tax assets are as follows as of December 31, 2020:

Deferred tax assets:
Net operating loss carryforwards	$3,131,639
Start-up/organizational costs	273,426

Total deferred tax assets	3,405,066
Valuation allowance	(3,405,066)

Deferred tax asset, net of allowance	$—

Summary of reconciliation of the statutory federal income tax rate (benefit) and effective tax rate (benefit)
A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows for the period from September 14, 2020 (inception) through December 31, 2020:

Statutory Federal income tax rate	21.0%
Change in Valuation Allowance	(21.0)%

Income Taxes Benefit	0.0%